                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2008

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Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:

Name:     Malcolm F. MacLean IV
Address:  c/o Mercury Real Estate Advisors LLC
          Three River Road
          Greenwich, CT 06807

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13F File Number 28-11654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm F. MacLean
Phone:  (203) 769-2980

Signature, Place and Date of Signing

  /s/ Malcolm F. MacLean IV     Greenwich, Connecticut     February 4, 2009
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Report Type (Check only one.)

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:

       File Number 28-11650        Mercury Real Estate Advisors LLC

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $13,798 (x 1000)

List of Other Included Managers: None

                          FORM 13F INFORMATION TABLE

                                                                                   Voting    Voting    Voting
                                      Value  Shares  SH/ Put/ Investment  Other   Authority Authority Authority
      Issuer         Type     Cusip   x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
      ------        ------- --------- ------ ------- --- ---- ---------- -------- --------- --------- ---------
CALIFORNIA COASTAL
  CMNTYS INC        COM NEW 129915203   1     1,000  SH          SOLE               1,000       0         0